UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2020

Date of reporting period: January 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

JAN    01.31.20

SEMI-ANNUAL REPORT

AB DISCOVERY GROWTH FUND

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Discovery Growth Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB DISCOVERY GROWTH FUND | 1

SEMI-ANNUAL REPORT

March 5, 2020

This report provides management’s discussion of fund performance for AB Discovery Growth Fund for the semi-annual reporting period ended January 31, 2020.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JANUARY 31, 2020 (unaudited)

	6 Months	12 Months

AB DISCOVERY GROWTH FUND

Class A Shares	1.50%	16.53%

Class C Shares	1.09%	15.63%

Advisor Class Shares[1]	1.63%	16.79%

Class R Shares[1]	1.33%	16.06%

Class K Shares[1]	1.52%	16.42%

Class I Shares[1]	1.66%	16.81%

Class Z Shares[1]	1.73%	16.96%

Russell 2500 Growth Index	5.52%	18.67%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Russell 2500 Growth Index, for the six- and 12-month periods ended January 31, 2020.

All share classes of the Fund underperformed the benchmark for both periods, before sales charges. During the six-month period, stock selection within the technology and consumer-discretionary sectors detracted, relative to the benchmark, while selection within industrials and financials contributed. Underweights to real estate and consumer staples detracted from performance, but were offset by an underweight to communication services and an overweight to technology, which contributed.

During the 12-month period, security selection within technology and communication services detracted, while selection within industrials and health care contributed. Underweights to the communication-services and

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materials sectors contributed, while overweights to energy and consumer discretionary detracted.

The Fund did not utilize derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

US stocks rallied during the six-month period ended January 31, 2020. While equity markets experienced periods of heightened volatility and global economic weakness persisted, a potential resolution to the US-China trade dispute, supportive monetary policy from global central banks and improving economic data balanced the overall outlook for investors throughout much of the period. Although low unemployment and relatively strong consumer spending continued to support the US economic expansion, the US Federal Reserve continued to ease monetary policy and reduced rates twice to combat global economic headwinds. Dovish monetary policy from other central banks supported capital markets as global growth continued to slow, and helped to staunch volatility. The much-anticipated phase-one US-China trade accord, indications of stabilizing global growth and strong corporate earnings sparked a rally that sent global markets higher; however, volatility returned, and markets retreated broadly on fears surrounding the outbreak of a novel coronavirus in China. For the most part, growth stocks continued to outperform value stocks over the entire period, and large-cap stocks outperformed their small-cap peers.

Growing turmoil from the spread of the coronavirus, and the potential for an enduring and significant adverse impact on global economies, have driven a sharp increase in volatility across markets and a strong flight to quality. The Adviser will continue to monitor the evolving situation and its impact on client portfolios closely.

The Fund continues to be built from the bottom up, with an emphasis on companies that can deliver fundamental outperformance. The Fund remains overweight secular growth companies that have unique drivers or company-specific initiatives to support their future earnings growth, regardless of the macro backdrop. At the end of the reporting period, consumer discretionary, industrials and technology reflected the Fund’s largest overweights, while real estate, materials and communication services were notable underweights, relative to the benchmark.

INVESTMENT POLICIES

The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of small- and mid-capitalization

(continued on next page)

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companies. For these purposes, “small- and mid-capitalization companies” are generally those companies that, at the time of investment, fall within the lowest 25% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of small- and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. In the future, the Fund may define small- and mid-capitalization companies using a different classification system.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.

The Fund invests principally in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights and warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps to manage risk and to seek to generate additional returns. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2500® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2500 Growth Index represents the performance of small- to mid-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information-technology or health-care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

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DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. Class B shares are no longer being offered. Effective November 7, 2019, all outstanding Class B shares were converted to Class A shares. Please see Note A for more information.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2020 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	16.53%	11.58%

5 Years	12.36%	11.39%

10 Years	15.87%	15.38%

CLASS C SHARES

1 Year	15.63%	14.63%

5 Years	11.49%	11.49%

10 Years	14.97%	14.97%

ADVISOR CLASS SHARES[1]

1 Year	16.79%	16.79%

5 Years	12.61%	12.61%

10 Years	16.14%	16.14%

CLASS R SHARES[1]

1 Year	16.06%	16.06%

5 Years	11.89%	11.89%

10 Years	15.41%	15.41%

CLASS K SHARES[1]

1 Year	16.42%	16.42%

5 Years	12.24%	12.24%

10 Years	15.76%	15.76%

CLASS I SHARES[1]

1 Year	16.81%	16.81%

5 Years	12.62%	12.62%

10 Years	16.18%	16.18%

CLASS Z SHARES[1]

1 Year	16.96%	16.96%

5 Years	12.68%	12.68%

Since Inception[2]	12.00%	12.00%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 0.95%, 1.73%, 0.72%, 1.37%, 1.09%, 0.75% and 0.66% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2	Inception date: 5/30/2014.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2019 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	24.83%

5 Years	10.42%

10 Years	14.48%

CLASS C SHARES

1 Year	28.27%

5 Years	10.53%

10 Years	14.08%

ADVISOR CLASS SHARES[1]

1 Year	30.74%

5 Years	11.64%

10 Years	15.21%

CLASS R SHARES[1]

1 Year	29.90%

5 Years	10.94%

10 Years	14.50%

CLASS K SHARES[1]

1 Year	30.34%

5 Years	11.26%

10 Years	14.85%

CLASS I SHARES[1]

1 Year	30.79%

5 Years	11.64%

10 Years	15.28%

CLASS Z SHARES[1]

1 Year	30.82%

5 Years	11.70%

Since Inception[2]	11.78%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

2	Inception date: 5/30/2014.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,015.00	$4.81	0.95%
Hypothetical**	$1,000	$1,020.36	$4.82	0.95%

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EXPENSE EXAMPLE (continued)

	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period*	Annualized Expense Ratio*
Class C
Actual	$1,000	$1,010.90	$8.69	1.72%
Hypothetical**	$1,000	$1,016.49	$8.72	1.72%
Advisor Class
Actual	$1,000	$1,016.30	$3.65	0.72%
Hypothetical**	$1,000	$1,021.52	$3.66	0.72%
Class R
Actual	$1,000	$1,013.30	$7.03	1.39%
Hypothetical**	$1,000	$1,018.15	$7.05	1.39%
Class K
Actual	$1,000	$1,015.20	$5.47	1.08%
Hypothetical**	$1,000	$1,019.71	$5.48	1.08%
Class I
Actual	$1,000	$1,016.60	$3.80	0.75%
Hypothetical**	$1,000	$1,021.37	$3.81	0.75%
Class Z
Actual	$1,000	$1,017.30	$3.30	0.65%
Hypothetical**	$1,000	$1,021.87	$3.30	0.65%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

January 31, 2020 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $2,686.9

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets

Teladoc Health, Inc.	$55,748,878	2.1%

Burlington Stores, Inc.	54,930,748	2.0

RingCentral, Inc. – Class A	54,190,888	2.0

Bright Horizons Family Solutions, Inc.	53,716,211	2.0

Planet Fitness, Inc.	52,568,195	2.0

Insulet Corp.	49,771,260	1.8

Jack Henry & Associates, Inc.	48,577,919	1.8

Axon Enterprise, Inc.	45,096,764	1.7

National Vision Holdings, Inc.	43,156,409	1.6

Nordson Corp.	43,093,072	1.6

	$500,850,344	18.6%

1	All data are as of January 31, 2020. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.5%
Information Technology – 29.2%
Communications Equipment – 0.8%
Ciena Corp.(a)	495,476	$20,151,009

Electronic Equipment, Instruments & Components – 3.1%
IPG Photonics Corp.(a)(b)	155,330	19,830,981
Littelfuse, Inc.(b)	155,070	27,433,434
Novanta, Inc.(a)(b)	403,640	36,622,257

		83,886,672

IT Services – 1.8%
Jack Henry & Associates, Inc.	324,849	48,577,919

Semiconductors & Semiconductor Equipment – 6.2%
Cree, Inc.(a)(b)	278,632	12,953,602
Entegris, Inc.(b)	687,990	35,610,362
Inphi Corp.(a)(b)	388,060	29,477,038
Lattice Semiconductor Corp.(a)	1,855,028	34,503,521
ON Semiconductor Corp.(a)	1,183,950	27,408,442
Universal Display Corp.	155,305	27,360,082

		167,313,047

Software – 17.3%
Anaplan, Inc.(a)(b)	709,965	40,886,884
ANSYS, Inc.(a)(b)	98,236	26,949,082
Aspen Technology, Inc.(a)	351,638	41,837,889
Avalara, Inc.(a)(b)	441,634	37,600,719
Elastic NV(a)(b)	509,270	33,041,438
Fair Isaac Corp.(a)	70,560	28,391,933
HubSpot, Inc.(a)(b)	202,540	36,647,588
Manhattan Associates, Inc.(a)(b)	489,700	41,849,762
RingCentral, Inc. – Class A(a)(b)	263,600	54,190,888
Slack Technologies, Inc. – Class A(a)(b)	674,440	13,981,141
Smartsheet, Inc. – Class A(a)	724,730	35,134,910
Splunk, Inc.(a)	210,450	32,674,467
Trade Desk, Inc. (The) – Class A(a)(b)	98,159	26,422,440
Zoom Video Communications, Inc. – Class A(a)(b)	184,185	14,053,315

		463,662,456

		783,591,103

Health Care – 21.5%
Biotechnology – 8.7%
Aimmune Therapeutics, Inc.(a)(b)	390,560	12,126,888
Allogene Therapeutics, Inc.(a)(b)	413,583	8,983,023
Arena Pharmaceuticals, Inc.(a)(b)	216,130	9,874,980
Ascendis Pharma A/S (Sponsored ADR)(a)	118,684	16,034,208
BeiGene Ltd. (Sponsored ADR)(a)(b)	65,049	9,910,866

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Biohaven Pharmaceutical Holding Co., Ltd.(a)(b)	319,020	$15,469,280
Blueprint Medicines Corp.(a)(b)	197,958	12,560,435
Coherus Biosciences, Inc.(a)(b)	571,730	10,314,009
Deciphera Pharmaceuticals, Inc.(a)(b)	271,460	17,001,540
Gossamer Bio, Inc.(a)(b)	398,971	5,298,335
Incyte Corp.(a)	32,350	2,363,814
Invitae Corp.(a)(b)	872,641	16,274,755
Madrigal Pharmaceuticals, Inc.(a)(b)	76,950	6,388,389
Neurocrine Biosciences, Inc.(a)	321,950	32,220,756
NextCure, Inc.(a)	264,804	11,320,371
Precision BioSciences, Inc.(a)(b)	198,844	1,608,648
PTC Therapeutics, Inc.(a)(b)	169,260	8,716,890
Sarepta Therapeutics, Inc.(a)(b)	193,740	22,466,090
Ultragenyx Pharmaceutical, Inc.(a)(b)	296,001	15,554,852

		234,488,129

Health Care Equipment & Supplies – 4.1%
Insulet Corp.(a)(b)	256,500	49,771,260
iRhythm Technologies, Inc.(a)(b)	217,980	18,665,628
Penumbra, Inc.(a)(b)	233,435	40,958,505

		109,395,393

Health Care Providers & Services – 3.7%
Amedisys, Inc.(a)(b)	234,370	41,363,961
Guardant Health, Inc.(a)(b)	457,149	34,761,610
HealthEquity, Inc.(a)(b)	347,290	22,941,978

		99,067,549

Health Care Technology – 2.1%
Teladoc Health, Inc.(a)(b)	548,116	55,748,878

Life Sciences Tools & Services – 2.6%
10X Genomics, Inc.(a)(b)	296,382	27,086,351
ICON PLC(a)	255,318	43,051,721

		70,138,072

Pharmaceuticals – 0.3%
Revance Therapeutics, Inc.(a)(b)	391,249	8,752,240

		577,590,261

Industrials – 19.6%
Aerospace & Defense – 2.8%
Axon Enterprise, Inc.(a)(b)	587,121	45,096,764
Hexcel Corp.(b)	409,041	30,359,023

		75,455,787

Building Products – 2.7%
Armstrong World Industries, Inc.	362,916	36,411,362
Trex Co., Inc.(a)(b)	367,540	36,107,130

		72,518,492

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 1.3%
Copart, Inc.(a)	338,034	$34,296,930

Construction & Engineering – 1.3%
Jacobs Engineering Group, Inc.	372,250	34,444,293

Electrical Equipment – 1.1%
AMETEK, Inc.	318,409	30,933,434

Industrial Conglomerates – 1.6%
Carlisle Cos., Inc.	266,893	41,696,693

Machinery – 4.0%
Gardner Denver Holdings, Inc.(a)(b)	824,847	29,125,348
IDEX Corp.	214,623	35,165,978
Nordson Corp.	255,200	43,093,072

		107,384,398

Professional Services – 1.1%
CoStar Group, Inc.(a)	46,582	30,417,580

Road & Rail – 2.4%
Kansas City Southern(b)	196,790	33,196,505
Knight-Swift Transportation Holdings, Inc.(b)	844,002	31,295,594

		64,492,099

Trading Companies & Distributors – 1.3%
SiteOne Landscape Supply, Inc.(a)(b)	350,127	33,804,762

		525,444,468

Consumer Discretionary – 17.5%
Diversified Consumer Services – 5.0%
Bright Horizons Family Solutions, Inc.(a)	328,078	53,716,211
Chegg, Inc.(a)(b)	993,375	40,956,851
Strategic Education, Inc.(b)	241,400	39,176,806

		133,849,868

Hotels, Restaurants & Leisure – 3.1%
Chipotle Mexican Grill, Inc. – Class A(a)	36,270	31,437,385
Planet Fitness, Inc.(a)	650,677	52,568,195

		84,005,580

Household Durables – 3.0%
NVR, Inc.(a)	10,753	41,043,878
Tempur Sealy International, Inc.(a)	417,103	38,214,977

		79,258,855

Specialty Retail – 6.4%
Burlington Stores, Inc.(a)	252,590	54,930,748
Dynatrace, Inc.(a)(b)	1,104,294	34,575,445
Five Below, Inc.(a)(b)	353,268	39,997,003
National Vision Holdings, Inc.(a)(b)	1,264,842	43,156,409

		172,659,605

		469,773,908

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Financials – 4.3%
Banks – 0.8%
SVB Financial Group(a)(b)	93,085	$22,371,118

Capital Markets – 3.5%
Ares Management Corp. – Class A(b)	951,585	34,314,155
PJT Partners Inc.	8,287	381,368
Stifel Financial Corp.(b)	511,603	33,095,598
Tradeweb Markets, Inc. – Class A(b)	549,897	25,394,244

		93,185,365

		115,556,483

Consumer Staples – 2.5%
Food & Staples Retailing – 2.5%
Casey’s General Stores, Inc.	229,520	36,920,587
Grocery Outlet Holding Corp.(a)(b)	966,457	31,641,802

		68,562,389

Materials – 1.2%
Chemicals – 1.2%
FMC Corp.	349,120	33,372,381

Communication Services – 1.2%
Entertainment – 1.2%
Roku, Inc.(a)(b)	269,100	32,547,645

Energy – 0.5%
Energy Equipment & Services – 0.5%
Cactus, Inc. – Class A	501,899	14,464,729

Total Common Stocks (cost $1,946,344,711)		2,620,903,367

INVESTMENT COMPANIES – 1.0%
Funds and Investment Trusts – 1.0%
iShares Russell 2000 Growth ETF(b)(c) (cost $22,634,305)	125,890	26,687,421

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Honest Co., Inc. (The) – Series D(a)(d)(e)(f)	42,660	1,261,855
Honest Co., Inc. (The) – Series E(a)(d)(e)(f)	11,161	226,776

Total Preferred Stocks (cost $2,170,717)		1,488,631

abfunds.com	AB DISCOVERY GROWTH FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(c)(g)(h) (cost $44,150,479)	44,150,479	$44,150,479

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $2,015,300,212)		2,693,229,898

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.50%(c)(g)(h) (cost $57,767,890)	57,767,890	57,767,890

Total Investments – 102.4% (cost $2,073,068,102)		2,750,997,788
Other assets less liabilities – (2.4)%		(64,141,931)

Net Assets – 100.0%		$2,686,855,857

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Illiquid security.

(e)	Fair valued by the Adviser.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

16 | AB DISCOVERY GROWTH FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

January 31, 2020 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,971,149,733)	$2,649,079,419	(a)
Affiliated issuers (cost $101,918,369—including investment of cash collateral for securities loaned of $57,767,890)	101,918,369
Receivable for investment securities sold	23,600,742
Receivable for capital stock sold	1,776,634
Unaffiliated dividends and interest receivable	309,595
Affiliated dividends receivable	28,180

Total assets	2,776,712,939

Liabilities
Payable for collateral received on securities loaned	57,767,890
Payable for investment securities purchased	27,721,562
Payable for capital stock redeemed	2,315,893
Advisory fee payable	1,486,826
Distribution fee payable	198,103
Transfer Agent fee payable	117,222
Administrative fee payable	20,880
Directors’ fees payable	1,935
Accrued expenses	226,771

Total liabilities	89,857,082

Net Assets	$2,686,855,857

Composition of Net Assets
Capital stock, at par	$2,376,296
Additional paid-in capital	1,953,329,748
Distributable earnings	731,149,813

	$2,686,855,857

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$706,444,334	65,203,957	$10.83	*

C	$37,821,125	6,549,847	$5.77

Advisor	$1,182,040,054	100,237,787	$11.79

R	$22,697,570	2,277,915	$9.96

K	$20,628,661	1,931,676	$10.68

I	$95,963,594	8,242,955	$11.64

Z	$621,260,519	53,185,444	$11.68

(a)	Includes securities on loan with a value of $746,983,844 (see Note E).

*	The maximum offering price per share for Class A shares was $11.31 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB DISCOVERY GROWTH FUND | 17

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2020 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$3,925,103
Affiliated issuers	1,262,698
Securities lending income	609,309	$5,797,110

Expenses
Advisory fee (see Note B)	8,075,097
Distribution fee—Class A	804,460
Distribution fee—Class B	1,865
Distribution fee—Class C	193,466
Distribution fee—Class R	56,294
Distribution fee—Class K	25,947
Transfer agency—Class A	311,049
Transfer agency—Class B	279
Transfer agency—Class C	17,666
Transfer agency—Advisor Class	522,006
Transfer agency—Class R	29,066
Transfer agency—Class K	20,757
Transfer agency—Class I	63,829
Transfer agency—Class Z	59,694
Custodian	109,300
Registration fees	75,217
Printing	62,872
Administrative	31,783
Audit and tax	24,598
Legal	23,073
Directors’ fees	11,721
Miscellaneous	46,810

Total expenses	10,566,849
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(47,419)

Net expenses		10,519,430

Net investment loss		(4,722,320)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		140,291,288
Net change in unrealized appreciation/depreciation of investments		(93,802,138)

Net gain on investment transactions		46,489,150

Net Increase in Net Assets from Operations		$41,766,830

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(4,722,320)		$(9,585,659)
Net realized gain on investment transactions	140,291,288		168,925,186
Net change in unrealized appreciation/depreciation of investments	(93,802,138)		70,921,193
Contributions from Affiliates (see Note B)	– 0	–	327

Net increase in net assets from operations	41,766,830		230,261,047
Distributions to Shareholders
Class A	(43,973,834)		(99,780,346)
Class B	– 0	–	(185,414)
Class C	(4,248,537)		(9,764,388)
Advisor Class	(69,025,494)		(157,268,145)
Class R	(1,521,734)		(3,231,118)
Class K	(1,319,300)		(3,111,654)
Class I	(6,111,939)		(13,241,939)
Class Z	(35,595,044)		(71,571,049)
Capital Stock Transactions
Net increase	63,946,610		457,937,815
Capital Contributions

Total increase (decrease)	(56,082,442)		330,044,809
Net Assets
Beginning of period	2,742,938,299		2,412,893,490

End of period	$2,686,855,857		$2,742,938,299

See notes to financial statements.

abfunds.com	AB DISCOVERY GROWTH FUND | 19

NOTES TO FINANCIAL STATEMENTS

January 31, 2020 (unaudited)

NOTE A

Significant Accounting Policies

The AB Discovery Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Effective August 2, 2019, sales of Class B shares were suspended. On November 7, 2019, all remaining outstanding Class B shares of the Fund were converted to Class A shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at

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NOTES TO FINANCIAL STATEMENTS (continued)

the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern

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NOTES TO FINANCIAL STATEMENTS (continued)

Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,620,903,367		$	– 0	–	$	– 0	–	$2,620,903,367
Investment Companies	26,687,421			– 0	–		– 0	–	26,687,421
Preferred Stocks	– 0	–		– 0	–		1,488,631		1,488,631
Short-Term Investments	44,150,479			– 0	–		– 0	–	44,150,479
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	57,767,890			– 0	–		– 0	–	57,767,890

Total Investments in Securities	2,749,509,157			– 0	–		1,488,631		2,750,997,788
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,749,509,157		$	– 0	–		$1,488,631		$2,750,997,788

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to

abfunds.com	AB DISCOVERY GROWTH FUND | 23

NOTES TO FINANCIAL STATEMENTS (continued)

shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. Such fee is accrued daily and paid monthly.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2020, the reimbursement for such services amounted to $31,783.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $455,331 for the six months ended January 31, 2020.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $6,858 from the sale of Class A shares and received $1,128 and $2,736 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended January 31, 2020.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2020. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2020, such waiver amounted to $33,519.

A summary of the Fund’s transactions in AB mutual funds for the six months ended January 31, 2020 is as follows:

Fund	Market Value 7/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$77,153	$315,471	$348,474	$44,150	$639
Government Money Market Portfolio*	75,311	347,282	364,825	57,768	624

Total				$101,918	$1,263

*	Investments of cash collateral for securities lending transactions (see Note E).

abfunds.com	AB DISCOVERY GROWTH FUND | 25

NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended July 31, 2019, the Adviser reimbursed the Fund $327 for trading losses incurred due to a trade entry error.

During the second quarter of 2018, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, completed the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (now named Equitable Holdings, Inc.)(“Equitable”), through an initial public offering. Equitable is the holding company for a diverse group of financial services companies, including an approximately 65.3% economic interest in the Adviser and a 100% interest in AllianceBernstein Corporation, the general partner of the Adviser. Since the initial sale, AXA has completed additional offerings, most recently during the fourth quarter of 2019. As a result, AXA currently owns 10.1% of the outstanding shares of common stock of Equitable, and no longer owns a controlling interest in Equitable. AXA previously announced its intention to sell its entire interest in Equitable over time, subject to market conditions and other factors (the “Plan”). Most of AXA’s remaining Equitable shares are to be delivered on redemption of AXA bonds mandatorily exchangeable into Equitable shares and maturing in May 2021. AXA retains sole discretion to determine the timing of any future sales of its remaining shares of Equitable common stock.

The latest transaction under the Plan, which occurred on November 13, 2019, resulted in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and was deemed an “assignment” causing a termination of the Fund’s investment advisory agreement. In order to ensure that investment advisory services could continue uninterrupted in the event of a Change of Control Event, the Board previously approved a new investment advisory agreement with the Adviser, and shareholders of the Fund subsequently approved the new investment advisory agreement. This agreement became effective on November 13, 2019.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the

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NOTES TO FINANCIAL STATEMENTS (continued)

Agreement in respect of Class A shares are currently limited to an annual rate of .23% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $2,941,070, $576,569 and $344,149 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2020 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,000,845,363		$1,056,146,053
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$712,574,032
Gross unrealized depreciation	(34,644,346)

Net unrealized appreciation	$677,929,686

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2020.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of

abfunds.com	AB DISCOVERY GROWTH FUND | 27

NOTES TO FINANCIAL STATEMENTS (continued)

currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and

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NOTES TO FINANCIAL STATEMENTS (continued)

Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended January 31, 2020 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$ 746,983,844	$57,767,890	$723,967,710	$609,309	$624,014	$13,900

*	As of January 31, 2020.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class A
Shares sold	2,363,404	6,833,581	$25,484,914	$75,240,950

Shares issued in reinvestment of distributions	3,590,018	9,195,693	37,192,584	84,508,428

Shares converted from Class B	66,101	21,905	703,643	250,214

Shares converted from Class C	212,847	102,178	2,269,626	1,140,017

Shares redeemed	(4,776,423)	(9,867,526)	(51,583,172)	(108,455,646)

Net increase	1,455,947	6,285,831	$14,067,595	$52,683,963

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NOTES TO FINANCIAL STATEMENTS (continued)

Shares	Amount
Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class B
Shares sold	293	13,392	$1,752	$92,565

Shares issued in reinvestment of distributions	– 0	–	35,231	– 0	–	181,793

Shares converted to Class A	(118,702)	(37,050)	(703,643)	(250,214)

Shares redeemed	(3,137)	(10,056)	(19,034)	(68,886)

Net increase (decrease)	(121,546)	1,517	$(720,925)	$(44,742)

Class C
Shares sold	243,700	1,780,504	$1,441,683	$11,499,676

Shares issued in reinvestment of distributions	706,511	1,729,434	3,907,007	9,027,641

Shares converted to Class A	(380,002)	(176,907)	(2,269,626)	(1,140,017)

Shares redeemed	(781,921)	(1,949,582)	(4,666,259)	(11,680,704)

Net increase (decrease)	(211,712)	1,383,449	$(1,587,195)	$7,706,596

Advisor Class
Shares sold	7,904,610	21,560,597	$92,092,274	$254,610,532

Shares issued in reinvestment of distributions	5,219,689	14,191,083	58,878,091	140,917,454

Shares redeemed	(11,503,931)	(23,176,359)	(133,791,690)	(269,305,905)

Net increase	1,620,368	12,575,321	$17,178,675	$126,222,081

Class R
Shares sold	241,772	992,175	$2,398,543	$10,438,257

Shares issued in reinvestment of distributions	159,466	378,226	1,521,305	3,230,049

Shares redeemed	(430,783)	(839,700)	(4,307,453)	(8,827,781)

Net increase (decrease)	(29,545)	530,701	$(387,605)	$4,840,525

Class K
Shares sold	244,838	754,264	$2,568,259	$8,376,059

Shares issued in reinvestment of distributions	129,090	342,693	1,319,300	3,111,653

Shares redeemed	(397,072)	(770,409)	(4,219,105)	(8,201,456)

Net increase (decrease)	(23,144)	326,548	$(331,546)	$3,286,256

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019	Six Months Ended January 31, 2020 (unaudited)	Year Ended July 31, 2019

Class I
Shares sold	909,508	3,754,254	$10,484,795	$44,205,127

Shares issued in reinvestment of distributions	549,141	1,349,350	6,111,939	13,237,123

Shares redeemed	(2,662,930)	(2,335,167)	(30,531,674)	(26,789,992)

Net increase (decrease)	(1,204,281)	2,768,437	$(13,934,940)	$30,652,258

Class Z
Shares sold	6,170,854	21,937,334	$70,592,869	$275,891,583

Shares issued in reinvestment of distributions	3,186,664	7,280,880	35,595,044	71,571,048

Shares redeemed	(4,881,563)	(9,937,904)	(56,525,362)	(114,871,753)

Net increase	4,475,955	19,280,310	$49,662,551	$232,590,878

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid,

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NOTES TO FINANCIAL STATEMENTS (continued)

difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

LIBOR Risk—The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2020.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2020 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2019 and July 31, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$44,969,174	$	– 0	–
Net long-term capital gains	313,184,879		133,447,279

Total taxable distributions paid	$358,154,053		$133,447,279

As of July 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$113,038,863
Other losses	(6,503,216	)(a)
Unrealized appreciation/(depreciation)	744,643,218	(b)

Total accumulated earnings/(deficit)	$851,178,865

(a)	As of July 31, 2019, the Fund had a qualified late-year ordinary loss deferral of $6,503,216.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2019, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB DISCOVERY GROWTH FUND | 33

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 11.40		$ 12.41		$ 10.16		$ 8.58		$ 9.77		$ 9.13

Income From Investment Operations

Net investment loss(a)	(.03	)(b)	(.06	)(b)	(.05	)(b)	(.03	)(b)†	(.04	)(b)	(.07)

Net realized and unrealized gain (loss) on investment transactions	.17		.82		3.02		1.61		(.65)		1.42

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	.14		.76		2.98		1.58		(.68)		1.35

Less: Distributions

Distributions from net realized gain on investment transactions	(.71)		(1.77)		(.73)		– 0	–	(.51)		(.71)

Net asset value, end of period	$ 10.83		$ 11.40		$ 12.41		$ 10.16		$ 8.58		$ 9.77

Total Return

Total investment return based on net asset value(d)*	1.50%		9.54%		30.56%		18.41	%†	(6.90)%		15.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$706,444		$726,621		$713,181		$573,081		$580,016		$1,088,392

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.95	%^	.95%		.95%		.97%		.99%		.99%

Expenses, before waivers/reimbursements(e)	.96	%^	.95%		.96%		.99%		.99%		.99%

Net investment loss	(.52	)%(b)^	(.53	)%(b)	(.42	)%(b)	(.33	)%(b)†	(.48	)%(b)	(.75)%

Portfolio turnover rate	39%		69%		72%		70%		67%		59%

See footnote summary on page 41.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 6.44		$ 7.93		$ 6.78		$ 5.77		$ 6.81		$ 6.61

Income From Investment Operations

Net investment loss(a)	(.04	)(b)	(.09	)(b)	(.09	)(b)	(.06	)(b)†	(.07	)(b)	(.10)

Net realized and unrealized gain (loss) on investment transactions	.08		.37		1.97		1.07		(.47)		1.01

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	.04		.28		1.88		1.01		(.53)		.91

Less: Distributions

Distributions from net realized gain on investment transactions	(.71)		(1.77)		(.73)		– 0	–	(.51)		(.71)

Net asset value, end of period	$ 5.77		$ 6.44		$ 7.93		$ 6.78		$ 5.77		$ 6.81

Total Return

Total investment return based on net asset value(d)*	1.09%		8.72%		29.51%		17.50	%†	(7.73)%		14.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37,821		$43,545		$42,670		$36,692		$52,223		$72,549

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.72	%^	1.72%		1.72%		1.74%		1.77%		1.76%

Expenses, before waivers/reimbursements(e)	1.73	%^	1.73%		1.73%		1.76%		1.77%		1.76%

Net investment loss	(1.29	)%(b)^	(1.31	)%(b)	(1.19	)%(b)	(1.06	)%(b)†	(1.25	)%(b)	(1.52)%

Portfolio turnover rate	39%		69%		72%		70%		67%		59%

See footnote summary on page 41.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 12.33		$ 13.26		$ 10.78		$ 9.09		$ 10.30		$ 9.56

Income From Investment Operations

Net investment loss(a)	(.02	)(b)	(.04	)(b)	(.02	)(b)	(.01	)(b)†	(.02	)(b)	(.05)

Net realized and unrealized gain (loss) on investment transactions	.19		.90		3.22		1.70		(.69)		1.50

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	.17		.86		3.21		1.69		(.70)		1.45

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.02)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.71)		(1.77)		(.73)		– 0	–	(.51)		(.71)

Total dividends and distributions	(.71)		(1.79)		(.73)		– 0	–	(.51)		(.71)

Net asset value, end of period	$ 11.79		$ 12.33		$ 13.26		$ 10.78		$ 9.09		$ 10.30

Total Return

Total investment return based on net asset value(d)*	1.63%		9.75%		30.96%		18.59	%†	(6.72)%		15.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,182,039		$1,215,645		$1,140,555		$985,457		$945,302		$939,463

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.72	%^	.72%		.72%		.74%		.76%		.76%

Expenses, before waivers/reimbursements(e)	.73	%^	.72%		.73%		.76%		.77%		.76%

Net investment loss	(.29	)%(b)^	(.30	)%(b)	(.18	)%(b)	(.11	)%(b)†	(.24	)%(b)	(.52)%

Portfolio turnover rate	39%		69%		72%		70%		67%		59%

See footnote summary on page 41.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 10.56		$ 11.69		$ 9.65		$ 8.18		$ 9.38		$ 8.83

Income From Investment Operations

Net investment loss(a)	(.05	)(b)	(.10	)(b)	(.09	)(b)	(.06	)(b)†	(.07	)(b)	(.10)

Net realized and unrealized gain (loss) on investment transactions	.16		.74		2.85		1.53		(.63)		1.36

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	.11		.64		2.77		1.47		(.69)		1.26

Less: Distributions

Distributions from net realized gain on investment transactions	(.71)		(1.77)		(.73)		– 0	–	(.51)		(.71)

Net asset value, end of period	$ 9.96		$ 10.56		$ 11.69		$ 9.65		$ 8.18		$ 9.38

Total Return

Total investment return based on net asset value(d)*	1.33%		9.04%		29.98%		17.83	%†	(7.19)%		15.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,698		$24,376		$20,777		$18,402		$31,192		$31,707

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.39	%^	1.37%		1.37%		1.37%		1.39%		1.38%

Expenses, before waivers/reimbursements(e)	1.39	%^	1.37%		1.38%		1.39%		1.39%		1.38%

Net investment loss	(.95	)%(b)^	(.95	)%(b)	(.84	)%(b)	(.64	)%(b)†	(.87	)%(b)	(1.14)%

Portfolio turnover rate	39%		69%		72%		70%		67%		59%

See footnote summary on page 41.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 11.25		$ 12.29		$ 10.08		$ 8.53		$ 9.73		$ 9.10

Income From Investment Operations

Net investment loss(a)	(.03	)(b)	(.07	)(b)	(.06	)(b)	(.04	)(b)†	(.05	)(b)	(.08)

Net realized and unrealized gain (loss) on investment transactions	.17		.80		2.99		1.59		(.65)		1.42

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	.14		.73		2.94		1.55		(.69)		1.34

Less: Distributions

Distributions from net realized gain on investment transactions	(.71)		(1.77)		(.73)		– 0	–	(.51)		(.71)

Net asset value, end of period	$ 10.68		$ 11.25		$ 12.29		$ 10.08		$ 8.53		$ 9.73

Total Return

Total investment return based on net asset value(d)*	1.52%		9.37%		30.40%		18.17	%†	(7.03)%		15.56%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,629		$21,997		$20,016		$17,262		$16,222		$20,556

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	1.08	%^	1.08%		1.09%		1.11%		1.10%		1.10%

Expenses, before waivers/reimbursements(e)	1.09	%^	1.09%		1.10%		1.12%		1.10%		1.10%

Net investment loss	(.65	)%(b)^	(.67	)%(b)	(.56	)%(b)	(.47	)%(b)†	(.58	)%(b)	(.86)%

Portfolio turnover rate	39%		69%		72%		70%		67%		59%

See footnote summary on page 41.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 12.18		$ 13.12		$ 10.68		$ 9.01		$ 10.20		$ 9.48

Income From Investment Operations

Net investment loss(a)	(.02	)(b)	(.04	)(b)	(.02	)(b)	(.01	)(b)†	(.02	)(b)	(.05)

Net realized and unrealized gain (loss) on investment transactions	.19		.89		3.18		1.68		(.67)		1.48

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	.17		.85		3.17		1.67		(.68)		1.43

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.02)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.71)		(1.77)		(.73)		– 0	–	(.51)		(.71)

Total dividends and distributions	(.71)		(1.79)		(.73)		– 0	–	(.51)		(.71)

Net asset value, end of period	$ 11.64		$ 12.18		$ 13.12		$ 10.68		$ 9.01		$ 10.20

Total Return

Total investment return based on net asset value(d)*	1.66%		9.75%		30.87%		18.54	%†	(6.59)%		15.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$95,964		$115,079		$87,649		$128,235		$165,508		$195,036

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.75	%^	.75%		.74%		.74%		.75%		.76%

Expenses, before waivers/reimbursements(e)	.76	%^	.75%		.75%		.76%		.76%		.76%

Net investment loss	(.31	)%(b)^	(.33	)%(b)	(.16	)%(b)	(.07	)%(b)†	(.23	)%(b)	(.51)%

Portfolio turnover rate	39%		69%		72%		70%		67%		59%

See footnote summary on page 41.

abfunds.com	AB DISCOVERY GROWTH FUND | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31,
			2019		2018		2017		2016		2015

Net asset value, beginning of period	$ 12.21		$ 13.15		$ 10.70		$ 9.01		$ 10.21		$ 9.48

Income From Investment Operations

Net investment loss(a)	(.01	)(b)	(.03	)(b)	(.02	)(b)	(.01	)(b)†	(.01	)(b)	(.05)

Net realized and unrealized gain (loss) on investment transactions	.19		.89		3.19		1.70		(.69)		1.49

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Capital contributions	– 0	–	– 0	–	.01		– 0	–	.01		– 0	–

Net increase (decrease) in net asset value from operations	.18		.86		3.18		1.69		(.69)		1.44

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.03)		– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.71)		(1.77)		(.73)		– 0	–	(.51)		(.71)

Total dividends and distributions	(.71)		(1.80)		(.73)		– 0	–	(.51)		(.71)

Net asset value, end of period	$ 11.68		$ 12.21		$ 13.15		$ 10.70		$ 9.01		$ 10.21

Total Return

Total investment return based on net asset value(d)*	1.73%		9.82%		30.91%		18.76	%†	(6.68)%		16.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$621,261		$594,902		$387,101		$241,185		$131,346		$199,256

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)	.65	%^	.66%		.66%		.68%		.68%		.68%

Expenses, before waivers/reimbursements(e)	.66	%^	.66%		.67%		.69%		.68%		.68%

Net investment loss	(.22	)%(b)^	(.24	)%(b)	(.15	)%(b)	(.11	)%(b)†	(.15	)%(b)	(.49)%

Portfolio turnover rate	39%		69%		72%		70%		67%		59%

See footnote summary on page 41.

40 | AB DISCOVERY GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended July 31, 2018 and July 31, 2017, such waiver amounted to .01% and .01%, respectively.

†	For the year ended July 31, 2017, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.001	.01%	.01%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2019, July 31, 2017, July 31, 2016 and July 31, 2015 by .01%, .02%, .02% and .02%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlements, which enhanced the Fund’s performance for the years ended July 31, 2018 and July 31, 2016 by .07% and .13%, respectively.

^	Annualized.

See notes to financial statements.

abfunds.com	AB DISCOVERY GROWTH FUND | 41

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Bruce K. Aronow(2), Vice President Esteban Gomez(2), Vice President Samantha S. Lau(2), Vice President Heather Pavlak(2), Vice President Wen-Tse Tseng(2), Vice President Emilie D. Wrapp, Secretary	Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s U.S. Small/Mid Cap Growth Investment Team. Ms. Lau and Ms. Pavlak and Messrs. Aronow, Gomez and Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Discovery Growth Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on May 7-9, 2019 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has

abfunds.com	AB DISCOVERY GROWTH FUND | 43

dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2017 and 2018 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying fund advised by

44 | AB DISCOVERY GROWTH FUND	abfunds.com

the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2019. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing an investment strategy similar to the Fund’s. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised

abfunds.com	AB DISCOVERY GROWTH FUND | 45

funds pursuing an investment strategy similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors previously discussed these matters with an independent fee consultant.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment

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advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also previously discussed economies of scale with an independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

abfunds.com	AB DISCOVERY GROWTH FUND | 47

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio1

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Total Return Bond Portfolio1

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Multi-Manager Select 2060 Fund

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to July 12, 2019, Total Return Bond Portfolio was named Intermediate Bond Portfolio; prior to February 5, 2020, Tax-Aware Fixed Income Opportunities Portfolio was named Tax-Aware Fixed Income Portfolio.

48 | AB DISCOVERY GROWTH FUND	abfunds.com

NOTES

abfunds.com	AB DISCOVERY GROWTH FUND | 49

NOTES

50 | AB DISCOVERY GROWTH FUND	abfunds.com

NOTES

abfunds.com	AB DISCOVERY GROWTH FUND | 51

NOTES

52 | AB DISCOVERY GROWTH FUND	abfunds.com

AB DISCOVERY GROWTH FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

DG-0152-0120

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2020

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2020